Significant Acquisitions	12 Months Ended
Dec. 31, 2011
Significant Acquisitions (Abstract)
Significant Acquisitions
3.     Significant Acquisitions:

Verbeke Business: On April 1, 2010, the Company, via its subsidiaries AMPNI Holdings Co. Limited, AMPNI Investments Co Limited and Aegean Barges N.V. (collectively the "Buyer")  acquired all of the outstanding share capital of Verbeke Bunkering N.V. ("Verbeke Bunkering"), the Blatoma N.V. and certain assets ("Verbeke Shipping vessels") (or collectively the "Verbeke Business") from Verbeke Shipping N.V. (Verbeke Shipping or the "Seller") for a total consideration of  $59,217. The Verbeke Business is a Belgian fuel logistics company that physically supplies marine fuel and lubricants to seagoing ships in ports and at sea. The Verbeke Business primarily operates in the Antwerp-Rotterdam-Amsterdam (ARA) region, the world's second largest bunkering market. In addition, Verbeke Bunkering is active in the ports of Zeebrugge, Ostend, Ghent, Terneuzen, Flushing, Ljmuiden and Moerdijk. The Company entered into this transaction as a strategic opportunity for expansion to the ARA region, in which it had limited presence. The Company also expects to realize meaningful operational synergies with its Belgium-based subsidiary, ABAS, which was acquired by the Company in 2007.

The following table presents the fair value of the assets and liabilities as of the acquisition date. Measurement   period adjustments recorded in 2010 include a reduction in the value of vessels acquired of $298 to comply with the fair valuation, and an increase in liabilities acquired of $200 for lawsuits outstanding at the date of acquisition.

Adjusted Purchase Price
Cash consideration to sellers	59,217
Fair Value of Assets and Liabilities Acquired
Cash and cash equivalents	6,090
Trade receivables	93,252
Prepayments and other current assets	1,886
Restricted cash	342
Inventories	6,552
Advances for vessels under construction	1,269
Vessels cost	22,180
Other fixed assets	2,296
Non-compete covenants	3,365
Trade payables	(22,337)
Short-term borrowings	(61,781)
Long- term debt	(7,445)
Accrued and other liabilities	(4,323)
Deferred tax liability	(2,584)
Non current liabilities	(60)
Total fair value of assets and liabilities acquired	38,702
Goodwill	20,515

Pro-forma information of the Company as though the acquisition had occurred at the beginning of the current reporting year and comparable information for the prior reporting year is impracticable since the reliability on the pre-acquisition figures is ambiguous due to different accounting principles and policies applied. Pro-forma information would require significant assumptions and estimations of amounts since measurement, recognition and disclosures under the prior management varied.

The amounts of revenue and earnings of the Verbeke Business since the acquisition date included in the consolidated income statements are as follows:

	Year Ended December 31,
	2010	2011
Total revenues	1,150,890	2,058,009
Net income	4,043	10,021

Las Palmas Business: On July 1, 2010, the Company acquired Shell's Las Palmas terminal operations (the "Las Palmas Business"), for a total consideration of $10,300 (excluding direct acquisition costs). The Las Palmas Business had entered into a concession agreement with the port authorities to use the port facilities and territory, an agreement that was transferred to the Company upon the acquisition.

All direct costs are included in the acquisition cost since the Las Palmas Business acquisition is an asset acquisition.

The following table presents the purchase accounting adjustments as of the acquisition date.

Adjusted Purchase Price
Cash consideration to sellers	10,300
Acquisition costs	225
Adjusted purchase price	10,525

An identifiable intangible asset was recognized consisting of an exclusive 28 year concession agreement with the port authorities which gives Aegean an exclusive right to perform storage and bunkering operations at that port. There were no other significant assets acquired in this transaction.

This asset is being amortized on a straight-line basis over the remaining contractual life of the agreement (from July 1, 2010 to January 1, 2028). Amortization expense of $301 and $601 was recognized for the period from the date of acquisition until December 31, 2010 and for the year ended December 31, 2011.